GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2020 (Unaudited)

Shares	Common Stocks: 97.8%	Value
	Energy - Alternate Sources: 2.4%
1,962	Maxeon Solar Technologies Ltd	$33,276
11,400	SunPower Corp.*	142,614
		175,890

	Machinery - General Industries: 0.2%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares*	16,023

	Oil & Gas - Exploration & Production: 23.4%
13,500	Canadian Natural Resources Ltd.	216,332
288,000	CNOOC Ltd.	278,371
8,100	ConocoPhillips	266,004
4,183,812	Deltic Energy PLC	60,732
19,800	Devon Energy Corp.	187,308
55,000	Diversified Gas & Oil PLC	74,589
329,197	EnQuest PLC*	44,472
6,250	EOG Resources Inc.	224,625
166,434	JKX Oil & Gas PLC*	35,935
249,550	Pharos Energy PLC	33,889
2,850	Pioneer Natural Resources Company	245,071
8,179,920	Reabold Resources PLC*	62,293
		1,729,621
	Oil & Gas - Field Services: 4.4%
31,980	Helix Energy Solutions Group, Inc.*	77,072
16,000	Schlumberger Ltd.	248,960
		326,032
	Oil & Gas - Integrated: 58.5%
100,160	BP PLC	291,188
4,500	Chevron Corp	324,000
618,000	China Petroleum & Chemical	248,900
38,560	Eni SpA	302,005
23,110	Equinor ASA	328,337
9,700	Exxon Mobil Corp	333,001
30,850	Galp Energia Sgps Sa	285,584
65,470	Gazprom OAO - ADR	285,114
22,051	Imperial Oil Ltd.	263,943
11,208	OMV AG	307,265
883,000	PetroChina Co., Ltd. - H Shares	259,683
35,461	Repsol SA	237,497
22,220	Royal Dutch Shell PLC - Class A	280,751
19,576	Suncor Energy, Inc.	239,022
9,910	TOTAL SA	338,071
		4,324,361

	Oil & Gas - Pipelines and Transportation: 4.8%
12,200	Enbridge Inc.	$356,240

	Oil Refining & Marketing: 4.1%
6,969	Valero Energy, Corp.	301,897

	Total Common Stocks	7,230,064
	(cost $15,930,855)

	Total Investments in Securities	7,230,064
	(cost $15,930,855): 97.8%

	Other Assets less Liabilities: 2.2%	163,237

	Net Assets: 100.0%	$7,393,301

* Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company